UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 11/02/2012


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      53
Form 13F Information Table Value Total:       $121,951


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      348     9227 SH       SOLE                     9227        0        0
American Express Co            COM              025816109     2020    35533 SH       DEFINED                 34838        0      695
Amgen Inc                      COM              031162100     3766    44683 SH       DEFINED                 43943        0      740
ArcelorMittal                  COM              03938L104      927    64210 SH       DEFINED                 63110        0     1100
Automatic Data Processing Inc  COM              053015103     5618    95765 SH       DEFINED                 93865        0     1900
BP P.L.C. Spons ADR            COM              055622104      396     9341 SH       SOLE                     9341        0        0
1/100 Berkshire Hathaway Cl A  COM              084990175      265      200 SH       SOLE                      200        0        0
Bristol-Myers Squibb Co        COM              110122108      548    16224 SH       SOLE                    16224        0        0
Capital One Finl Corp          COM              14040H105     1990    34899 SH       DEFINED                 34479        0      420
Carnival Corp                  COM              143658300     2372    65098 SH       DEFINED                 64113        0      985
Caterpillar Inc                COM              149123101      226     2624 SH       SOLE                     2624        0        0
Chevron Corp New               COM              166764100     1545    13259 SH       DEFINED                 12113        0     1146
Devon Energy Corp              COM              25179M103     2945    48673 SH       DEFINED                 47442        0     1231
Disney Walt Co.                COM              254687106     3564    68180 SH       DEFINED                 66945        0     1235
EMC Corporation                COM              268648102     3374   123733 SH       DEFINED                122198        0     1535
Ecolab Inc                     COM              278865100     3686    56881 SH       DEFINED                 55896        0      985
Edison International           COM              281020107      247     5397 SH       SOLE                     5397        0        0
Exxon Mobil Corp               COM              30231G102     4498    49188 SH       SOLE                    49188        0        0
General Electric Co            COM              369604103     3273   144103 SH       DEFINED                143888        0      215
Hewlett-Packard Co             COM              428236103     2911   170657 SH       DEFINED                167607        0     3050
Intel Corp                     COM              458140100      241    10638 SH       SOLE                    10638        0        0
Intl Business Machines         COM              459200101     7169    34560 SH       DEFINED                 34010        0      550
JP Morgan Chase & Co           COM              46625H100     3125    77193 SH       DEFINED                 76008        0     1185
Jacobs Engineering             COM              469814107     2198    54360 SH       DEFINED                 53470        0      890
Johnson & Johnson              COM              478160104     3917    56839 SH       DEFINED                 56174        0      665
Life Technologies              COM              53217V109      897    18360 SH       DEFINED                 18040        0      320
Marriott Intl. Inc. CL A       COM              571903202      228     5830 SH       SOLE                     5830        0        0
McDonalds Corp                 COM              580135101      574     6250 SH       SOLE                     6250        0        0
Merck & Co. Inc.               COM              58933Y105      367     8134 SH       SOLE                     8134        0        0
Microsoft Corp                 COM              594918104     4972   167070 SH       DEFINED                164320        0     2750
Nordstrom Inc                  COM              655664100     2191    39713 SH       DEFINED                 38438        0     1275
Omnicom Group                  COM              681919106     4245    82340 SH       DEFINED                 80770        0     1570
PepsiCo Inc                    COM              713448108     4264    60246 SH       DEFINED                 59236        0     1010
Pfizer Inc                     COM              717081103     2073    83404 SH       SOLE                    83404        0        0
Precision Castparts Corp       COM              740189105     2722    16665 SH       DEFINED                 16355        0      310
T Rowe Price Group Inc         COM              74144T108     2350    37120 SH       DEFINED                 36440        0      680
Procter & Gamble Company       COM              742718109     5998    86483 SH       DEFINED                 85238        0     1245
Qualcomm Inc.                  COM              747525103      813    13010 SH       SOLE                    13010        0        0
Raytheon Co                    COM              755111507      479     8374 SH       SOLE                     8374        0        0
SVB Financial Group            COM              78486Q101     1465    24235 SH       DEFINED                 23865        0      370
Schlumberger Limited           COM              806857108     4988    68965 SH       DEFINED                 67715        0     1250
Stericycle Inc.                COM              858912108     2851    31510 SH       DEFINED                 30970        0      540
Swift Energy Co                COM              870738101     1528    73198 SH       DEFINED                 71753        0     1445
Teva Pharmaceutical Inds ADR   COM              881624209     3440    83066 SH       DEFINED                 81691        0     1375
Texas Instruments Incorporated COM              882508104      441    16000 SH       SOLE                    16000        0        0
Vanguard Emerging Market ETF   FUND             922042858     2041    48915 SH       DEFINED                 47995        0      920
Vanguard Total Stock Mkt Idex  FUND             922908488      202     5840 SH       SOLE                     5840        0        0
Vanguard Total Stock Market    FUND             922908769      331     4490 SH       SOLE                     4490        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2687    94294 SH       DEFINED                 93328        0      966
Wal-Mart Stores Inc            COM              931142103     3288    44553 SH       DEFINED                 43758        0      795
Walgreen Co.                   COM              931422109     3244    89031 SH       DEFINED                 87341        0     1690
Western Union Corp             COM              959802109     1956   107333 SH       DEFINED                105423        0     1910
D.E. Master Blenders 1753 N.V. COM              N2563N109      147    12225 SH       SOLE                    12225        0        0
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